Share Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation And Expense Information [Abstract]
Total cost of share-based payment plans	$ 8,013	$ 6,137	$ 8,640
Amounts capitalized in oil and gas properties and equipment	2,451	2,009	3,173
Amounts charged against income, before income tax benefit	5,562	4,128	5,467
Amount of related income tax benefit recognized in income before valuation allowances	$ 2,216	$ 1,645	$ 2,285